Parent Only Financial Information - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member]		Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.0003125	$ 0.0003125	$ 0.0003125
Ordinary shares, shares authorized (in Shares)	[1]	156,000,000	156,000,000	156,000,000
Ordinary shares, shares issued (in Shares)	[1]	3,460,000	3,460,000	3,460,000
Ordinary shares, shares outstanding (in Shares)	[1]	3,460,000	3,460,000	3,460,000
Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.0003125	$ 0.0003125	$ 0.0003125
Ordinary shares, shares authorized (in Shares)	[1]	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued (in Shares)	[1]	600,000	600,000	600,000
Ordinary shares, shares outstanding (in Shares)	[1]	600,000	600,000	600,000

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.